Stockholders' Equity (Deficit) (Details) - Schedule of outstanding stock warrants - Warrant [Member] - $ / shares	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit) (Details) - Schedule of outstanding stock warrants [Line Items]
Number of Stock Warrants, Beginning Balance (in Shares)
Weighted Average Exercise Price, Beginning Balance
Weighted Average Remaining Contractual Life (Years), Edding Balance
Number of Stock Warrants, Deemed issued in connection with the Company's recapitalization (in Shares)		4,041,258
Weighted Average Exercise Price, Deemed issued in connection with the Company's recapitalization		$ 0.032
Weighted Average Remaining Contractual Life (Years), Deemed issued in connection with the Company's recapitalization		9 years 3 months 18 days
Number of Stock Warrants, Issued pursuant to Exchange Agreement (in Shares)		6,926,314
Weighted Average Exercise Price, Issued pursuant to Exchange Agreement		$ 0.032
Weighted Average Remaining Contractual Life (Years), Issued pursuant to Exchange Agreement		9 years 3 months 18 days
Number of Stock Warrants, Granted (in Shares)	3,509,605	310,640
Weighted Average Exercise Price, Granted	$ 0.001	$ 0.044
Weighted Average Remaining Contractual Life (Years), Granted	4 years 10 months 24 days	9 years 7 months 6 days
Number of Stock Warrants, Stock warrants exercisable (in Shares)	15,745,076
Weighted Average Exercise Price, Stock warrants exercisable	$ 0.167
Weighted Average Remaining Contractual Life (Years), Stock warrants exercisable	7 years 4 months 24 days
Weighted average fair value of stock warrants granted during the period	$ 1.08
Number of Stock Warrants, Ending Balance (in Shares)		11,278,212
Weighted Average Exercise Price, Ending Balance		$ 0.032
Weighted Average Remaining Contractual Life (Years), Ending Balance		9 years 3 months 18 days
Number of Stock Warrants, Issued pursuant to convertible debt (in Shares)	957,250
Weighted Average Exercise Price, Issued pursuant to convertible debt	$ 2.308
Weighted Average Remaining Contractual Life (Years),Issued pursuant to convertible debt	4 years 4 months 24 days